Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	HUANENG POWER INTERNATIONAL INC
Entity Central Index Key	0000929058
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
American depositary shares [member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares Each Representing 40 Overseas Listed Shares
Trading Symbol	HNP
Security Exchange Name	NYSE
Overseas listed foreign shares [member]
Document Information [Line Items]
Title of 12(b) Security	Overseas Listed Shares with Par Value of RMB1.00 Per Share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,700,383,440
A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,997,709,919